Trade Receivables, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
Note 4 – TRADE RECEIVABLES, NET

Trade receivables consist principally of accounts receivable and trade financing and other financial services to small to medium sized businesses and individuals, principally in Australia.  Trade receivables are recorded at the invoiced amount and net of allowances for doubtful accounts.  Trade receivables bear interest. The allowance for doubtful accounts represents management’s estimate of the amount of probable credit losses in existing accounts receivable, as determined from a review of past due balances and other specific account data. Account balances are written off against the allowance when management determines the receivable is uncollectible.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectable are written off by reducing the carrying amount directly. A provision for impairment of trade receivables is raised when there is objective evidence that the consolidated entity or parent entity will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 60 days overdue) are considered indicators that the trade receivable may be impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

All trade receivables must be paid within 122 days.  Trade receivables not paid in full by this time are considered overdue and once 30 days past due are considered delinquent.

As of March 31, 2014 and June 30, 2013, trade receivables consist of the following:

	March 31	June 30
	2014	2013
Trade receivables	$20,134,524	$26,745,724
Allowance for bad debt	(969,623)	(731,475)
Total trade receivables, net	$19,164,901	$26,014,249

Note 4 – TRADE RECEIVABLES, NET (RESTATED)

Trade receivables consist principally of accounts receivable and trade financing and other financial services to small to medium sized businesses and individuals, principally in Australia.  Trade receivables are recorded at the invoiced amount and net of allowances for doubtful accounts.  Trade receivables bear interest. The allowance for doubtful accounts represents management’s estimate of the amount of probable credit losses in existing accounts receivable, as determined from a review of past due balances and other specific account data. Account balances are written off against the allowance when management determines the receivable is uncollectible.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectable are written off by reducing the carrying amount directly. A provision for impairment of trade receivables is raised when there is objective evidence that the consolidated entity or parent entity will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments (more than 60 days overdue) are considered indicators that the trade receivable may be impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

All trade receivables must be paid within 122 days.  Trade receivables not paid in full by this time are considered overdue and once 30 days past due are considered delinquent.

As of June 30, 2013 and 2012, trade receivables consist of the following:

	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290